Net investment return on assets held to back insurance and participating investment contracts and net insurance finance (expense) income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	£ 2	£ (50)		£ (5)
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(3,769)	1,593	[1]	14,300	[1]
Net trading income (losses)	6,161	(685)	[1]	(19,302)	[1]
Life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	2	(50)		(5)
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(3,730)	1,594		14,301
Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	0	0		0
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(39)	(1)		(1)
Investment return on assets held to back insurance and participating investment contracts (memorandum item)
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	3,570	(1,655)		(14,254)
Net trading income (losses)	3,781	63		11,144
Investment return on assets held to back insurance and participating investment contracts (memorandum item) | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	3,542	(1,662)		(14,256)
Investment return on assets held to back insurance and participating investment contracts (memorandum item) | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	28	7		2
Investment property losses
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(1)	(8)		5
Investment property losses | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(1)	(8)		5
Investment property losses | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	0	0		0
Securities and other gains
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	2,933	(1,365)		(13,502)
Securities and other gains | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	2,905	(1,372)		(13,504)
Securities and other gains | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	28	7		2
Foreign exchange gains
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	638	(282)		(757)
Foreign exchange gains | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	638	(282)		(757)
Foreign exchange gains | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	0	0		0
Net finance expense from insurance and participating investment contracts
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(3,771)	1,643		14,305
Net finance expense from insurance and participating investment contracts | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(3,732)	1,644		14,306
Net finance expense from insurance and participating investment contracts | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(39)	(1)		(1)
Changes in fair value of underlying items of direct participating contracts
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(3,942)	(7)		11,219
Changes in fair value of underlying items of direct participating contracts | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(3,906)	(7)		11,219
Changes in fair value of underlying items of direct participating contracts | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(36)	0		0
Effects of risk mitigation option
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	145	46		(164)
Effects of risk mitigation option | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	145	46		(164)
Effects of risk mitigation option | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	0	0		0
Interest accreted
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(411)	(144)		(208)
Interest accreted | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(408)	(143)		(207)
Interest accreted | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	(3)	(1)		(1)
Effect of changes in interest rates and other financial assumptions
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	437	1,797		3,429
Effect of changes in interest rates and other financial assumptions | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	437	1,797		3,429
Effect of changes in interest rates and other financial assumptions | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	0	0		0
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	0	(49)		29
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates | Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	0	(49)		29
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance and participating investment contracts	£ 0	£ 0		£ 0

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.